CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	2nd Issuance during the Period	9th Issuance during the Period	Founders 1st Issuance during the Period	Services	Services 1st Issuance during the Period	Services 2nd Issuance during the Period	Services 3rd Issuance during the Period	Services 4th Issuance during the Period	Services 5th Issuance during the Period	Services 6th Issuance during the Period	Services 7th Issuance during the Period	Services 8th Issuance during the Period	Services 9th Issuance during the Period	Services 10th Issuance during the Period	Services 11th Issuance during the Period	Services 13th Issuance during the Period	Options	Warrants	Cash 1st Issuance during the Period	Cash 5th Issuance during the Period	Cash 8th Issuance during the Period	Cash 12th Issuance during the Period	Cash 17th Issuance during the Period	Debt replacement 11th Issuance during the Period	Convertible note agreement 12th Issuance during the Period	Convertible Notes Payable 13th Issuance during the Period	Convertible Notes Payable 16th Issuance during the Period	Interest payments 14th Issuance during the Period	Accounts Payable 2nd Issuance during the Period	Accrued rent 14th Issuance during the Period	Common Stock	Common Stock 2nd Issuance during the Period	Common Stock 9th Issuance during the Period	Common Stock Founders 1st Issuance during the Period	Common Stock Services 1st Issuance during the Period	Common Stock Services 2nd Issuance during the Period	Common Stock Services 3rd Issuance during the Period	Common Stock Services 4th Issuance during the Period	Common Stock Services 5th Issuance during the Period	Common Stock Services 6th Issuance during the Period	Common Stock Services 7th Issuance during the Period	Common Stock Services 8th Issuance during the Period	Common Stock Services 9th Issuance during the Period	Common Stock Services 10th Issuance during the Period	Common Stock Services 11th Issuance during the Period	Common Stock Services 13th Issuance during the Period	Common Stock Cash 1st Issuance during the Period	Common Stock Cash 5th Issuance during the Period	Common Stock Cash 8th Issuance during the Period	Common Stock Cash 12th Issuance during the Period	Common Stock Cash 17th Issuance during the Period	Common Stock Convertible Notes Payable 16th Issuance during the Period	Common Stock Interest payments 14th Issuance during the Period	Common Stock Accounts Payable 2nd Issuance during the Period	Common Stock Accrued rent 14th Issuance during the Period	Additional Paid-in Capital	Additional Paid-in Capital 2nd Issuance during the Period	Additional Paid-in Capital 9th Issuance during the Period	Additional Paid-in Capital Services	Additional Paid-in Capital Services 1st Issuance during the Period	Additional Paid-in Capital Services 2nd Issuance during the Period	Additional Paid-in Capital Services 3rd Issuance during the Period	Additional Paid-in Capital Services 4th Issuance during the Period	Additional Paid-in Capital Services 5th Issuance during the Period	Additional Paid-in Capital Services 6th Issuance during the Period	Additional Paid-in Capital Services 7th Issuance during the Period	Additional Paid-in Capital Services 8th Issuance during the Period	Additional Paid-in Capital Services 9th Issuance during the Period	Additional Paid-in Capital Services 10th Issuance during the Period	Additional Paid-in Capital Services 11th Issuance during the Period	Additional Paid-in Capital Services 13th Issuance during the Period	Additional Paid-in Capital Options	Additional Paid-in Capital Warrants	Additional Paid-in Capital Cash 1st Issuance during the Period	Additional Paid-in Capital Cash 5th Issuance during the Period	Additional Paid-in Capital Cash 8th Issuance during the Period	Additional Paid-in Capital Cash 12th Issuance during the Period	Additional Paid-in Capital Cash 17th Issuance during the Period	Additional Paid-in Capital Debt replacement 11th Issuance during the Period	Additional Paid-in Capital Convertible note agreement 12th Issuance during the Period	Additional Paid-in Capital Convertible Notes Payable 13th Issuance during the Period	Additional Paid-in Capital Convertible Notes Payable 16th Issuance during the Period	Additional Paid-in Capital Interest payments 14th Issuance during the Period	Additional Paid-in Capital Accounts Payable 2nd Issuance during the Period	Additional Paid-in Capital Accrued rent 14th Issuance during the Period	Deficit Accumulated During Development Stage	Treasury Stock
Balance at Mar. 27, 2006
Common shares retained by Sucre Agricultural Corp., Shareholders (in shares)																																4,028,264
Common shares retained by Sucre Agricultural Corp., Shareholders	690,000																															4,028																									685,972
Share-based compensation																		114,811	100,254																																																						114,811	100,254
Costs associated with the acquisition of Sucre Agricultural Corp.	(3,550)																																																								(3,550)
Common shares issued (in shares)																																			17,000,000		37,500	20,000	20,000	20,000
Common shares issued				17,000			112,000	67,001	73,000	73,000																									17,000		38	20	20	20																						111,962	66,981	72,980	72,980
Estimated value of common shares at $3.99 per share and warrants at $2.90 issuable for services upon vesting in February 2007					160,000																																																							160,000
Net income (loss)	(1,555,497)																																																																																						(1,555,497)
Balance at Dec. 31, 2006	(151,981)																															21,126																									1,382,390																														(1,555,497)
Balance (in shares) at Dec. 31, 2006																																21,125,764
Share-based compensation																		4,692,863																																																							4,692,863
Conversion of $2,000,000 note payable in August 2007 at $2.90 per share (in shares)																																																					689,655
Conversion of $2,000,000 note payable in August 2007 at $2.90 per share																												2,000,000																									689																														1,999,311
Exercise of stock options in July 2007 at $2.00 per share (in shares)																																20,000
Exercise of stock options in July 2007 at $2.00 per share	40,000																															20																									39,980
Share based compensation related to employment agreement (in shares)																																	10,000	50,000
Share based compensation related to employment agreement	3,482,000	39,900	275,001																														10	50																								39,890	274,951
Fair value of warrants									158,118		305,307	269,839													107,459	332,255	2,000,000																																					158,118		305,307	269,839													107,459	332,255	2,000,000
Loss on Extinguishment of debt in December 2007	955,637																																																								955,637
Common shares issued (in shares)																																						37,500		37,500			37,500		13,000			284,750				5,740,741		15,143
Common shares issued								138,875		269,250			234,375		65,914					756,160				14,360,000					55,584									38		37			37		13			285				5,741		15									138,837		269,213			234,338		65,901					755,875				14,354,259					55,569
Net income (loss)	(14,276,418)																																																																																						(14,276,418)
Balance at Dec. 31, 2007	12,628,138																															28,061																									28,431,992																														(15,831,915)
Balance (in shares) at Dec. 31, 2007																																28,061,553
Share-based compensation																		3,769,276																																																							3,769,276
Purchase of treasury (in shares)																																(32,172)
Purchase of treasury shares between April to September 2008 at an average of $3.12	(101,581)																																																																																							(101,581)
Common shares issued (in shares)																																				30,000	41,500
Common shares issued						123,000	63,855																													30	41																								122,970	63,814
Net income (loss)	(14,370,594)																																																																																						(14,370,594)
Balance at Dec. 31, 2008	2,112,094																															28,132																									32,388,052																														(30,202,509)	(101,581)
Balance (in shares) at Dec. 31, 2008																																28,100,881
Cumulative effect of warrants reclassified																																																									(18,586,588)																														18,586,588
Reclassification of long term warrant liability	(2,915,136)																																																																																						(2,915,136)
Option to purchase Common shares for services in August 2009 at an option price of $3.00 for 100,000 shares					8,273																																																							8,273
Common shares to be issued for services in August 2009 at $0.80 per share					80,000																																																							80,000
Common shares issued (in shares)																																				11,412	30,000	100,000	22,500
Common shares issued						17,118	26,400	80,000	20,701																											11	30	100	23																						17,107	26,370	79,900	20,678
Net income (loss)	1,136,902																																																																																						1,136,092
Balance at Dec. 31, 2009	565,542																															28,296																									14,033,792																														(13,394,965)	(101,581)
Balance (in shares) at Dec. 31, 2009																																28,264,793
Common shares cancelled (in shares)																																(43,000)
Common shares cancelled in October 2010 at $0.30 per share	(13,000)																															(43)																									(12,957)
Discount on related party note payable	83,736																																																								83,736
Common shares issued (in shares)																																				37,500	43,000	100,000	37,500	30,000	37,000	6,435	10,000
Common shares issued						13,500	13,000		6,750	7,200	17,020	3,217	4,800																							38	43	100	38	30	37	6	10																		13,462	12,957	(100)	6,712	7,170	16,983	3,211	4,790
Net income (loss)	(922,906)																																																																																						(922,906)
Balance at Dec. 31, 2010	(221,141)																															28,555																									14,169,756																														(14,317,871)	(101,581)
Balance (in shares) at Dec. 31, 2010	28,523,228																															28,523,228
Committed shares issued to LPC (in shares)																																600,000
Committed shares issued to LPC																																600																									(600)
Common shares issued (in shares)																																						30,000	26,042		155,034	75,000		10,000	173,077	253,638	85,721	428,571	284,045	175,438	659,894				60,000	527,980
Common shares issued								12,600	11,250		29,132	12,000		1,800	26,152	57,259	11,658			24,438	70,000	30,000	100,000							29,100	73,918							30	26		155	75		10	173	253	86	429	284	175	660				60	528							12,570	11,224		28,977	11,925		1,790	25,979	57,006	11,572			24,009	69,716	29,825	99,340							29,040	73,390
Accretion of redeemable noncontrolling interest	(112,500)																																																								(112,500)
Net income (loss)	(1,375,012)																																																																																						(1,375,012)
Balance at Dec. 31, 2011	$ (1,219,346)																															$ 32,099																									$ 14,543,019																														$ (15,692,883)	$ (101,581)
Balance (in shares) at Dec. 31, 2011	32,067,668																															32,067,668